CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS (DEFICIT) EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Balane at Mar. 31, 2013	$ (8,673,388)	$ 374,495	$ 97,200,401	$ (306,841)	$ (105,941,443)
Balance (in shares) at Mar. 31, 2013		374,493,959		100,000
Net Income (Loss)	(41,260,897)				(41,260,897)
Change in value of convertible preferred mezzanine equity	(55,314,374)		(55,314,374)
Common shares sold pursuant to the Lincoln Park Capital purchase agreement	10,000,000	$ 65,143	9,934,857
Common shares sold pursuant to the Lincoln Park Capital purchase agreement (in shares)		65,143,216
Non-cash compensation through the issuance of stock options	82,947		82,947
Costs associated with raising capital (net of adjustments)	(47,987)		(47,987)
Common shares issued as commitment shares pursuant to the Lincoln Park purchase agreement	0	$ 5,858	(5,858)
Common shares issued as commitment shares pursuant to the Lincoln Park purchase agreement (in shares)		5,858,230
Issuance of Common Shares pursuant to the exercise of warrants	3,601,020	$ 16,904	3,584,116
Issuance of Common Shares pursuant to the exercise of warrants (in shares)		16,904,038
Issuance of Common Shares pursuant to the exercise of options	$ 24,300	$ 308	23,992
Issuance of Common Shares pursuant to the exercise of options (in shares)	308,333	308,333
Common shares issued in payment of Directors’ Fees	$ 110,000	$ 1,211	108,789
Common shares issued in payment of Directors’ Fees (in shares)		1,210,583
Common shares issued in payment of employee salaries	368,233	$ 3,439	364,794
Common shares issued in payment of employee salaries (in shares)		3,439,467
Common shares issued in payment of consulting expenses	18,836	$ 210	18,626
Common shares issued in payment of consulting expenses (in shares)		210,018
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement (in shares)		0
Conversion of Series I Preferred Shares into Common Shares	9,825,066
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	68,089	$ 879	67,210
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)		878,543
Conversion of Series B, Series C and Series E Preferred Shares into Common Shares	9,825,066	$ 91,797	9,733,269
Conversion of Series B, Series C and Series E Preferred Shares into Common Shares (in shares)		91,796,043
Balance at Mar. 31, 2014	(81,198,155)	$ 560,244	65,750,782	$ (306,841)	(147,202,340)
Balance (in shares) at Mar. 31, 2014		560,242,430		100,000
Net Income (Loss)	5,220,605				5,220,605
Change in value of convertible preferred mezzanine equity	23,709,069		23,709,069
Common shares sold pursuant to the Lincoln Park Capital purchase agreement	13,236,624	$ 47,172	13,189,452
Common shares sold pursuant to the Lincoln Park Capital purchase agreement (in shares)		47,172,240
Non-cash compensation through the issuance of stock options	260,047		260,047
Costs associated with raising capital (net of adjustments)	(16,365)		(16,365)
Common shares issued as commitment shares pursuant to the Lincoln Park purchase agreement	0	$ 2,567	(2,567)
Common shares issued as commitment shares pursuant to the Lincoln Park purchase agreement (in shares)		2,566,861
Issuance of Common Shares pursuant to the exercise of warrants	774,853	$ 11,985	762,868
Issuance of Common Shares pursuant to the exercise of warrants (in shares)		11,985,388
Issuance of Common Shares pursuant to the exercise of options	$ 26,000	$ 223	25,777
Issuance of Common Shares pursuant to the exercise of options (in shares)	223,334	223,334
Common shares issued in payment of Directors’ Fees	$ 110,000	$ 322	109,678
Common shares issued in payment of Directors’ Fees (in shares)		321,611
Common shares issued in payment of employee salaries	849,737	$ 2,519	847,218
Common shares issued in payment of employee salaries (in shares)		2,518,668
Common shares issued in payment of consulting expenses	23,999	$ 70	23,929
Common shares issued in payment of consulting expenses (in shares)		70,169
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement (in shares)		0
Conversion of Series I Preferred Shares into Common Shares	2,272,500	$ 6,060	2,266,440
Conversion of Series I Preferred Shares into Common Shares (in shares)		6,060,000
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	0
Balance at Mar. 31, 2015	(34,731,086)	$ 631,162	106,926,328	$ (306,841)	(141,981,735)
Balance (in shares) at Mar. 31, 2015		631,160,701		100,000
Net Income (Loss)	(683,012)				(683,012)
Change in value of convertible preferred mezzanine equity	(9,285,715)		(9,285,715)
Common shares sold pursuant to the Lincoln Park Capital purchase agreement	6,199,643	$ 23,945	6,175,698
Common shares sold pursuant to the Lincoln Park Capital purchase agreement (in shares)		23,945,346
Non-cash compensation through the issuance of stock options	333,363		333,363
Costs associated with raising capital (net of adjustments)	(84,102)		(84,102)
Common shares issued as commitment shares pursuant to the Lincoln Park purchase agreement	84,102	$ 299	83,803
Common shares issued as commitment shares pursuant to the Lincoln Park purchase agreement (in shares)		298,923
Issuance of Common Shares pursuant to the exercise of warrants	3,017,748	$ 48,284	2,969,464
Issuance of Common Shares pursuant to the exercise of warrants (in shares)		48,283,968
Issuance of Common Shares pursuant to the exercise of options	$ 23,751	$ 113	23,638
Issuance of Common Shares pursuant to the exercise of options (in shares)	112,500	112,500
Common shares issued in payment of Directors’ Fees	$ 100,071	$ 409	99,662
Common shares issued in payment of Directors’ Fees (in shares)		408,892
Common shares issued in payment of employee salaries	1,039,000	$ 4,237	1,034,763
Common shares issued in payment of employee salaries (in shares)		4,236,555
Common shares issued in payment of consulting expenses	24,000	$ 97	23,903
Common shares issued in payment of consulting expenses (in shares)		97,467
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement	840,000	$ 3,000	837,000
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement (in shares)		3,000,000
Conversion of Series I Preferred Shares into Common Shares	0
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	0
Balance at Mar. 31, 2016	$ (33,122,237)	$ 711,546	$ 109,137,805	$ (306,841)	$ (142,664,747)
Balance (in shares) at Mar. 31, 2016		711,544,352		100,000